Income taxes (Deferred Tax Assets And Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Tax loss carried forward	$ 8,223,312	$ 1,800,359
Accruals and provisions	5,554,948	13,536,150
Total current deferred tax assets	13,778,260	15,336,509
Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(31,868,998)	(11,851,997)
Real estate properties accelerated cost deduction	(1,360,518)	(1,365,450)
Taxable temporary differences arising from business combinations	(71,705,371)	(81,031,364)
Others	(45,532)	(45,532)
Total current deferred tax liabilities	(104,980,419)	(94,294,343)
Net current deferred tax liabilities	(91,202,159)	(78,957,834)
Long-term deferred tax assets:
Tax loss carried forward	2,727,890	0
Revenue recognition of real estate lease income on a straight-line basis	8,767,201	8,547,158
Others	2,146,517	1,643,945
Total long-term deferred tax assets	13,641,608	10,191,103
Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	(9,825,083)	(9,384,619)
Total long-term deferred tax liabilities	(9,825,083)	(9,384,619)
Net long-term deferred tax assets	3,816,525	806,484
Undistributed earnings from subsidiaries	98,300,000	93,800,000
Deferred tax liabilities	9,830,000	9,380,000
Subsidiaries [Member]
Long-term deferred tax liabilities:
Net operating loss carry forwards	32,900,000	7,200,000
Subsidiaries [Member] | Foreign Tax Authority [Member]
Long-term deferred tax liabilities:
Net operating loss carry forwards	$ 5,900,000	$ 1,200,000